General and administrative expenses	6 Months Ended
Jun. 30, 2017
General and administrative expenses
11 General and administrative expenses
in	2Q17	1Q17	2Q16	6M17	6M16
General and administrative expenses (CHF million)
Occupancy expenses	246	243	242	489	490
IT, machinery, etc.	259	281	278	540	575
Provisions and losses	80	145	91	225	169
Travel and entertainment	80	83	81	163	171
Professional services	592	599	739	1,191	1,543
Amortization and impairment of other intangible assets	2	3	2	5	4
Other	321	294	327	615	656
General and administrative expenses	1,580	1,648	1,760	3,228	3,608

Bank
General and administrative expenses
11 General and administrative expenses
in	6M17	6M16
General and administrative expenses (CHF million)
Occupancy expenses	487	487
IT, machinery, etc.	534	570
Provisions and losses	225	169
Travel and entertainment	157	165
Professional services	1,175	1,528
Amortization and impairment of other intangible assets	5	4
Other	709	760
General and administrative expenses	3,292	3,683